Eaton Vance

Short Duration Municipal Opportunities Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.5%

Security	Principal Amount (000’s omitted)	Value
Education — 0.7%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$8,189,760

		$8,189,760

Hospital — 0.3%
Harnett Health System, Inc., 4.25%, 4/1/32	$2,515	$2,458,412
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,268,482

		$3,726,894

Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,590,636
YMCA of Greater New York, 2.303%, 8/1/26	660	654,462

		$5,245,098

Total Corporate Bonds — 1.5% (identified cost $15,879,213)		$17,161,752

Tax-Exempt Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$1,870	$1,925,502
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.601%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	465	472,070

Total Tax-Exempt Mortgage-Backed Securities — 0.2% (identified cost $2,335,396)		$2,397,572

Tax-Exempt Municipal Obligations — 88.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Delaware Valley Regional Finance Authority, PA, 0.826% , (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$9,023,760
Indiana Finance Authority, (State Revolving Fund):
Green Bonds, 5.00%, 2/1/27	1,575	1,912,365
Green Bonds, 5.00%, 2/1/28	1,000	1,246,970
Texas Water Development Board, (State Revolving Fund), 5.00%, 8/1/27	1,500	1,849,155

		$14,032,250

Security	Principal Amount (000’s omitted)	Value
Education — 6.6%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$417,092
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	687,050
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/31	110	122,196
4.00%, 6/15/41	145	160,751
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/22	250	258,575
5.00%, 10/1/23	225	242,314
5.00%, 10/1/24	275	307,230
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/22(1)	165	169,178
5.00%, 8/1/23(1)	175	186,755
5.00%, 8/1/24(1)	160	176,427
5.00%, 8/1/25(1)	300	341,226
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/22(1)	100	102,194
5.00%, 7/1/23(1)	100	106,488
5.00%, 7/1/24(1)	135	148,724
5.00%, 7/1/25(1)	200	227,366
5.00%, 7/1/26(1)	105	122,743
5.00%, 7/1/27(1)	110	131,953
5.00%, 7/1/28(1)	160	195,776
5.00%, 7/1/29(1)	165	205,869
Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	5,110	5,088,282
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	566,940
5.00%, 7/1/29	885	1,098,542
District of Columbia, (KIPP DC):
5.00%, 7/1/22	200	204,418
5.00%, 7/1/25	270	307,643
5.00%, 7/1/26	250	292,962
5.00%, 7/1/27	250	300,187
5.00%, 7/1/28	240	294,499
5.00%, 7/1/29	235	294,533
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	535,122
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/26	275	319,638
5.00%, 3/1/27	210	250,173
5.00%, 3/1/28	230	279,563
5.00%, 3/1/29	225	279,187
5.00%, 3/1/31	865	1,060,066
Kansas Development Finance Authority, (University of Kansas):
5.00%, 5/1/22	2,620	2,660,689
5.00%, 5/1/23	2,755	2,925,975

Security	Principal Amount (000’s omitted)	Value
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	$320	$380,736
4.00%, 6/1/30	165	198,797
4.00%, 6/1/31	515	629,196
4.00%, 6/1/34	675	811,829
4.00%, 6/1/38	400	477,032
Kentucky Bond Development Corp., (Transylvania University):
5.00%, 3/1/26	300	350,031
5.00%, 3/1/27	80	95,658
5.00%, 3/1/28	95	116,289
5.00%, 3/1/29	150	187,050
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 0.08%, 7/1/36(3)	14,000	14,000,000
Massachusetts Development Finance Agency, (Bentley University):
5.00%, 7/1/32	1,200	1,580,652
5.00%, 7/1/33	1,050	1,382,619
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	453,696
5.00%, 7/1/24	350	386,589
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	620,442
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	195	199,407
4.00%, 2/1/29	700	759,276
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,500,409
Montana State University, 0.55% (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,600	1,603,616
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	1,245	1,245,199
4.00% to 5/1/22 (Put Date), 5/1/36	1,080	1,090,379
4.00% to 5/1/23 (Put Date), 5/1/36	1,170	1,214,296
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/28	5,000	6,275,750
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,236,927
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,109,100
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.33% (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(2)	3,400	3,401,292
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,912,496
5.00%, 5/1/24	1,715	1,826,818
5.00%, 5/1/25	905	984,269
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	295	319,420
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	535	550,756
5.00%, 4/1/30(1)	1,550	1,864,495
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/27	1,000	1,215,070
5.00%, 9/1/28	1,000	1,241,490

Security	Principal Amount (000’s omitted)	Value
University of Pittsburgh, PA, 0.46%, (SIFMA + 0.36%), 2/15/24(2)	$2,000	$2,008,040
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	452,176
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	365,119

		$75,114,742

Electric Utilities — 3.5%
American Municipal Power-Ohio, Inc., OH, (Freemont Energy Center):
5.00%, 2/15/27	$400	$484,404
5.00%, 2/15/28	650	804,771
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	4,309,960
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/22	305	312,274
5.00%, 7/1/23	200	214,032
5.00%, 7/1/24	200	222,646
5.00%, 7/1/25	325	375,040
5.00%, 7/1/26	350	416,077
5.00%, 7/1/27	550	671,204
5.00%, 7/1/28	225	281,171
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):
3.20%, 7/1/39	2,170	2,371,680
(AMT), 3.25%, 1/1/25	3,250	3,468,075
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.819%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	4,000,600
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,154,480
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,217,688
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	1,010,630
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.09%, 10/1/33(3)	10,000	10,000,000
Piedmont Municipal Power Agency, SC:
4.00%, 1/1/27	1,550	1,783,538
5.00%, 1/1/25	1,205	1,363,542
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/22	385	393,659
5.00%, 7/1/23	600	639,858
5.00%, 7/1/24	500	553,450

		$40,048,779

Escrowed/Prerefunded — 0.2%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$700,549
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 8/1/22, 5.00%, 10/1/31	650	722,254
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	1,100	1,136,300

		$2,559,103

Security	Principal Amount (000’s omitted)	Value
General Obligations — 12.6%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$710	$738,201
Berwyn, IL, 5.00%, 12/1/23	1,090	1,168,415
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	385,212
0.00%, 1/1/27	380	359,822
0.00%, 1/1/28	565	524,190
Chandler Unified School District No. 80, AZ, 5.00%, 7/1/24	3,500	3,905,580
Charlotte, NC, 5.00%, 6/1/27	1,610	1,981,604
Chicago Board of Education, IL:
0.00%, 12/1/25	500	477,215
4.00%, 12/1/22	700	722,582
5.00%, 12/1/22	1,200	1,249,236
5.00%, 12/1/23	2,000	2,167,220
5.00%, 12/1/24	2,000	2,240,340
Chicago, IL:
0.00%, 1/1/24	225	217,607
0.00%, 1/1/26	160	147,747
5.00%, 1/1/30	7,320	9,072,920
5.625%, 1/1/29	1,000	1,215,130
Connecticut:
1.00%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,520,125
5.00%, 4/15/23	3,200	3,393,888
Delaware:
5.00%, 2/1/26	2,500	2,957,100
5.00%, 2/1/27	2,500	3,046,675
Detroit, MI:
5.00%, 4/1/22	135	136,311
5.00%, 4/1/23	140	146,815
5.00%, 4/1/24	150	162,722
5.00%, 4/1/25	150	167,580
5.00%, 4/1/26	330	378,701
5.00%, 4/1/27	695	816,465
5.00%, 4/1/28	730	873,949
5.00%, 4/1/29	515	626,590
District of Columbia:
5.00%, 2/1/27	4,375	5,326,781
5.00%, 2/1/29	3,650	4,680,212
Harford County, MD, 5.00%, 9/15/23	1,000	1,080,420
Illinois:
3.25%, 11/1/26	1,440	1,591,099
5.00%, 2/1/22	370	371,336
5.00%, 6/1/22	495	504,568
5.00%, 10/1/23	285	307,278
5.00%, 2/1/24	500	545,880
5.00%, 6/1/24	4,850	5,359,444
5.00%, 8/1/24	2,085	2,140,795
5.00%, 11/1/24	1,650	1,850,079
5.00%, 8/1/25	1,000	1,026,460
5.00%, 11/1/25	5,000	5,780,600

Security	Principal Amount (000’s omitted)	Value
Johnson County, KS, 2.00%, 9/1/31	$2,910	$3,058,294
Maryland, 5.00%, 8/1/28	5,790	7,342,473
Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/24	10,000	11,325,000
Moses Lake School District No. 161, WA:
4.00%, 12/1/32	500	626,830
4.00%, 12/1/33	1,100	1,376,463
New Haven, CT:
5.00%, 8/1/26	425	503,974
5.00%, 8/1/27	500	607,235
New Jersey:
2.00%, 6/1/29	5,000	5,205,450
3.00%, 6/1/32	10,000	11,394,600
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,353,400
Stamford, CT, 4.00%, 8/15/25	4,970	5,600,643
Suffolk County, NY, 5.00%, 6/15/26(4)	1,800	2,100,240
Township High School District No. 203, IL:
5.00%, 12/15/27	1,885	2,340,246
5.00%, 12/15/28	1,980	2,517,392
Union City, NJ, 5.00%, 11/1/23	1,000	1,077,940
Vermont, 5.00%, 8/15/27	4,325	5,361,400
Washington, 5.00%, 6/1/27	1,500	1,840,845
West Hartford, CT:
5.00%, 7/1/22	710	726,969
5.00%, 7/1/23	500	535,470
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,449,247

		$144,709,005

Hospital — 13.3%
Arizona Health Facilities Authority, (Banner Health), 0.35% (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(2)	$2,400	$2,400,888
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/39	300	320,298
Berks County Municipal Authority, PA, (Tower Health):
5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,087,870
5.00% to 2/1/27 (Put Date), 2/1/40	10,000	11,308,200
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/22	810	831,870
4.00%, 12/1/23	1,135	1,194,894
4.00%, 12/1/24	1,145	1,233,554
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	483,790
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/22	150	155,195
5.00%, 10/15/23	175	188,391
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,450,080
California Statewide Communities Development Authority, (Methodist Hospital of Southern California):
5.00%, 1/1/22	500	500,000
5.00%, 1/1/23	500	522,425

Security	Principal Amount (000’s omitted)	Value
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.70% (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	$3,000	$3,012,990
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,395,100
5.00% to 8/1/26 (Put Date), 8/1/49	1,700	1,983,033
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,840	1,877,039
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	857,421
5.00%, 7/1/30(1)	285	351,251
5.00%, 7/1/33(1)	1,170	1,431,238
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/22	515	528,344
5.00%, 8/1/25	385	441,268
5.00%, 8/1/26	445	525,055
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	837,014
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,048,450
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/26	550	648,136
5.00%, 7/15/28	350	433,290
Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):
5.00%, 6/15/23(4)	275	289,559
5.00%, 6/15/24(4)	540	588,028
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,789,660
5.00%, 8/15/32	3,015	3,789,493
5.00%, 8/15/33	2,950	3,701,807
5.00%, 8/15/34	1,150	1,440,501
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
5.00%, 2/15/26	810	952,074
5.00%, 2/15/29	710	899,421
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.52%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	2,999,790
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.85%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,005,100
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,053,640
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	263,628
Indiana Finance Authority, (Parkview Health), 0.65%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,500	7,518,600
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	541,450
5.00%, 11/1/25	80	92,966
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/22	1,855	1,898,500
5.00%, 7/1/23	1,945	2,080,255

Security	Principal Amount (000’s omitted)	Value
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.67%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	$6,400	$6,432,448
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	561,072
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	135,287
5.00%, 7/15/26(1)	150	173,586
5.00%, 7/15/27(1)	170	201,210
5.00%, 7/15/28(1)	175	211,267
5.00%, 7/15/29(1)	320	393,139
5.00%, 7/15/30(1)	350	437,038
5.00%, 7/15/31(1)	325	407,098
5.00%, 7/15/32(1)	420	524,803
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/22	450	460,256
5.00%, 7/1/23	725	772,937
5.00%, 7/1/24	650	719,485
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.10%, 7/1/27(3)	8,500	8,500,000
Michigan Finance Authority, (Trinity Health Credit Group), 0.58%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	5,000	5,000,650
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.65%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,645	2,647,513
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,161,499
5.00%, 10/1/26	1,010	1,114,101
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,076,930
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):
5.00%, 7/1/24	540	598,439
5.00%, 7/1/26	800	947,136
5.00%, 7/1/27	2,000	2,361,080
5.00%, 7/1/29	300	352,101
5.00%, 7/1/30	1,595	1,869,611
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/26	400	454,604
5.00%, 7/1/27	390	450,770
5.00%, 7/1/28	455	532,687
5.00%, 7/1/29	750	890,722
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/24	1,300	1,442,623
5.00%, 9/1/27	1,400	1,699,390
5.00%, 9/1/28	1,500	1,860,075
5.00%, 8/1/29	1,910	2,350,923
5.00%, 9/1/29	1,400	1,770,398
5.00%, 8/1/30	1,495	1,830,852
5.00%, 8/1/31	3,195	3,900,424

Security	Principal Amount (000’s omitted)	Value
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.109%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	$1,000	$1,006,110
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/23	1,250	1,335,500
5.00%, 8/15/24	720	797,522
5.00%, 8/15/25	400	457,784
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/24	200	223,614
5.00%, 10/1/25	225	260,222
5.00%, 10/1/26	150	178,803
5.00%, 10/1/27	125	152,730
5.00%, 10/1/28	150	187,335
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	1,195	1,303,960
5.00%, 4/1/28	1,395	1,602,227
5.00%, 4/1/29	1,000	1,162,800
5.00%, 4/1/30	1,000	1,152,010
5.25%, 4/1/54	3,000	3,335,220
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.70%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,538,925
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	54,274

		$151,942,746

Housing — 3.2%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,578,392
Illinois Housing Development Authority, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,995	4,322,630
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	156,806
4.00%, 7/1/24	175	187,483
4.00%, 7/1/25	300	328,206
4.00%, 7/1/26	320	356,688
4.00%, 7/1/27	250	283,110
4.00%, 7/1/28	200	229,218
4.00%, 7/1/29	270	312,889
4.00%, 7/1/30	280	324,755
4.00%, 7/1/31	290	334,956
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	514,730
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.65%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,625	2,625,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), Escrowed to Maturity, 5.00%, 4/1/22	835	844,218
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	982,417
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	5,500	5,498,735
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,310,100

Security	Principal Amount (000’s omitted)	Value
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	$160	$186,355
5.00%, 7/1/27	385	459,586
5.00%, 7/1/28	240	291,276
5.00%, 7/1/29	535	661,661
5.00%, 7/1/30	225	276,133
5.00%, 7/1/31	485	591,036
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	21,258
5.00%, 7/1/24	180	198,236
5.00%, 7/1/25	850	965,464
5.00%, 7/1/26	600	701,700
5.00%, 7/1/27	375	449,850
5.00%, 7/1/28	340	414,990
5.00%, 7/1/29	300	364,095
5.00%, 7/1/30	350	421,897
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
4.00%, 6/1/22	230	232,992
5.00%, 6/1/23	390	412,550
5.00%, 6/1/24	440	481,884
5.00%, 6/1/25	980	1,106,440
5.00%, 6/1/26	1,090	1,263,746

		$36,691,482

Industrial Development Revenue — 7.4%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$1,536,090
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 0.20% to 2/1/22 (Put Date), 8/1/23(1)	10,000	10,000,000
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,643,834
Florida Development Finance Corp., (Waste Pro USA, Inc.):
(AMT), 5.00%, 5/1/29(1)	1,550	1,642,023
(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,017,160
George L. Smith II Georgia World Congress Center Authority, 2.375%, 1/1/31	1,000	1,045,010
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,389,416
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	962,553
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,064,150
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,000	2,231,840
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,525,740
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,617,005
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,633,775
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	755,788

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	$3,000	$3,133,980
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,217,088
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	995	1,101,584
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	3,001,410
(AMT), 1.10% to 11/2/26 (Put Date), 6/1/31	5,000	5,035,700
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	5,122,000
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,599,390
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,582,776
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,254,900
Rockport, IN, (AEP Generating Co.):
Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,013,960
Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,265,705
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,718,912
St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,572,875
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,793,985
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,178,240

		$84,656,889

Insured-Bond Bank — 0.0%(5)
Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$252,160

		$252,160

Insured-Education — 0.9%
Missouri Southern State University:
(AGM), 5.00%, 10/1/24	$110	$122,828
(AGM), 5.00%, 10/1/25	125	144,316
(AGM), 5.00%, 10/1/27	205	249,581
(AGM), 5.00%, 10/1/28	200	249,192
(AGM), 5.00%, 10/1/31	290	365,554
(AGM), 5.00%, 10/1/32	155	194,984
Northern Illinois University:
(BAM), 5.00%, 4/1/23	120	126,749
(BAM), 5.00%, 4/1/24	500	548,135
(BAM), 5.00%, 4/1/25	400	453,568
(BAM), 5.00%, 4/1/26	650	758,784
(BAM), 5.00%, 4/1/27	530	634,744
(BAM), 5.00%, 4/1/28	625	766,106
(BAM), 5.00%, 4/1/29	700	876,498
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	184,248
University of Oklahoma:
(AGM), 5.00%, 7/1/26	2,885	3,435,285
(AGM), 5.00%, 7/1/27	1,200	1,470,216

		$10,580,788

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$308,270
(NPFG), 5.25%, 7/1/29	1,740	1,864,984
Series QQ, (NPFG), 5.00%, 7/1/22	100	101,384
Series RR, (NPFG), 5.00%, 7/1/23	170	172,353
Series RR, (NPFG), 5.00%, 7/1/24	845	856,695
Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,155,777
Texas Municipal Power Agency, (AGM), 3.00%, 9/1/28	1,000	1,090,160

		$5,549,623

Insured-General Obligations — 1.9%
Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,920,058
Cambria County, PA, (AGM), 4.00%, 8/1/32	500	569,805
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	108,427
(NPFG), 0.00%, 12/1/22	470	467,133
(NPFG), 0.00%, 12/1/23	2,245	2,207,935
(NPFG), 0.00%, 12/1/26	1,945	1,829,000
Series 1998B, (NPFG), 0.00%, 12/1/24	365	354,134
Series 1999A, (NPFG), 0.00%, 12/1/24	260	252,260
Chicago, IL:
(AGM), 0.00%, 1/1/25	250	242,727
(NPFG), 0.00%, 1/1/23	175	173,754
Cicero, IL:
(BAM), 4.00%, 1/1/23	520	538,444
(BAM), 4.00%, 1/1/25	280	306,967
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	573,545
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	148,682
McCook, IL:
(AGM), 4.00%, 12/1/22	225	231,928
(AGM), 4.00%, 12/1/23	250	265,540
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	506,549
Puerto Rico:
(AGC), 5.00%, 7/1/24	125	125,458
(AGM), 4.00%, 7/1/22	3,610	3,641,948
(NPFG), 5.25%, 7/1/22	135	135,628
(NPFG), 6.00%, 7/1/27	575	580,968
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,680	2,707,818
Stickney, IL:
(BAM), 4.00%, 12/1/22	200	205,660
(BAM), 4.00%, 12/1/23	350	372,722
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/22	495	514,998
(AGM), 5.00%, 12/1/25	540	626,708
(AGM), 5.00%, 12/1/28	630	790,203
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	125,769

		$21,524,768

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$715,198

		$715,198

Insured-Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University:
(BAM), 5.00%, 11/1/26	$250	$297,930
(BAM), 5.00%, 11/1/29	300	383,094
(BAM), 5.00%, 11/1/30	350	456,008

		$1,137,032

Insured-Other Revenue — 0.3%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,232,652
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,933,575

		$3,166,227

Insured-Special Tax Revenue — 0.3%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$845	$861,900
Puerto Rico Infrastructure Financing Authority:
(AMBAC), 0.00%, 7/1/43	520	187,652
(AMBAC), 5.50%, 7/1/24	410	421,004
(AMBAC), 5.50%, 7/1/25	460	474,711
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/28	235	290,860
(AGM), 5.00%, 5/1/29	200	252,584
(AGM), 5.00%, 5/1/30	210	269,735
(AGM), 5.00%, 5/1/31	245	319,747

		$3,078,193

Insured-Transportation — 0.6%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,232,783
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,147,480
Puerto Rico Highway and Transportation Authority:
(NPFG), 5.00%, 7/1/29	955	968,217
(NPFG), 5.25%, 7/1/23	365	377,549

		$6,726,029

Lease Revenue/Certificates of Participation — 1.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,293,240
Crown Point Multi-School Building Corp., IN:
5.00%, 1/15/27	3,665	4,412,220
5.00%, 7/15/27	1,000	1,219,160
New Jersey Economic Development Authority, (School Facilities Construction):
1.65%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,010,940
1.70%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,114,773

		$12,050,333

Other Revenue — 8.8%
Albany Parking Authority, NY, 5.00%, 7/15/22	$705	$721,300
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	390	409,761

Security	Principal Amount (000’s omitted)	Value
5.00%, 5/1/32(1)	$3,000	$3,465,510
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/23	500	517,405
5.00%, 1/1/24	600	640,020
5.00%, 1/1/25	500	548,250
Black Belt Energy Gas District, AL:
0.47%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	15,037,950
0.966%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	20,149,400
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,057,150
California Community Choice Financing Authority:
Green Bonds, 4.00%, 12/1/24	775	847,982
Green Bonds, 4.00%, 12/1/26	920	1,048,708
Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	1,500	1,732,425
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.45%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,637,811
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 3.00% to 10/1/26 (Put Date), 10/1/47	2,500	2,776,850
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	939,197
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	6,000	6,937,680
0.816%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,512,800
(Liq: Royal Bank of Canada), 0.67%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	3,020,610
(Liq: Royal Bank of Canada), 0.896%, (67% of 1 mo. USD LIBOR + 0.83%), 8/1/48(2)	16,000	16,127,520
Northern California Gas Authority No. 1, Gas Project Revenue, 0.808%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	865	871,834
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,578,920
Southeast Alabama Gas Supply District, (Project No. 1), 0.75%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	2,018,820
Southeast Alabama Gas Supply District, (Project No. 2), 0.916%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	2,018,600
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.836%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,535	2,555,255
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.168%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	3,250	3,250,877

		$100,422,635

Senior Living/Life Care — 7.6%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,169,158
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	340,338
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/22	225	229,797
5.00%, 7/15/23	375	396,720
5.00%, 7/15/24	300	328,170
5.00%, 7/15/25	250	277,335
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.25%, 11/1/26	365	438,839
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	892,776

Security	Principal Amount (000’s omitted)	Value
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	$770	$776,776
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	440,634
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,000,720
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,505,910
2.625%, 5/15/29	2,000	2,007,840
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/22	300	300,000
4.00%, 1/1/24	540	569,554
4.00%, 1/1/27	200	222,736
4.00%, 1/1/28	240	270,442
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	862,240
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/22	115	115,815
3.00%, 6/1/23	110	112,569
4.00%, 6/1/24	105	111,261
4.00%, 6/1/25	110	118,569
4.00%, 6/1/26	110	120,161
5.00%, 6/1/31	285	333,672
5.00%, 6/1/35	225	261,234
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	1,020	1,019,561
2.375%, 6/1/27(1)	835	837,697
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/22	250	257,675
5.00%, 12/1/23	355	377,244
5.00%, 12/1/24	425	464,244
5.00%, 12/1/30	500	556,870
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,676,142
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	315	319,130
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	585	614,449
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	421,266
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.80%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	726,885
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,521,366
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/24	415	450,346
4.00%, 12/1/25	425	470,811
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31(4)	500	553,995
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	936,348
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,085	1,120,252
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
3.50%, 10/1/22(1)	500	511,990

Security	Principal Amount (000’s omitted)	Value
4.00%, 10/1/25(1)	$515	$554,506
4.00%, 10/1/26(1)	1,000	1,076,080
4.00%, 10/1/27(1)	400	430,020
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/22	100	103,172
4.00%, 12/1/23	125	133,016
4.00%, 12/1/24	150	164,490
4.00%, 12/1/25	100	112,465
4.00%, 12/1/26	150	171,930
4.00%, 12/1/27	200	228,004
4.00%, 12/1/28	200	227,218
4.00%, 12/1/29	250	283,085
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.20%, 6/1/28	2,000	1,976,760
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	750,430
5.625%, 7/1/46(1)	425	455,069
5.75%, 7/1/54(1)	1,130	1,211,428
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/23	1,795	1,849,747
5.00%, 1/1/30	630	681,370
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	1,525	1,527,150
2.375%, 7/1/24	1,525	1,526,022
5.00%, 7/1/30	400	449,756
5.00%, 7/1/31	670	750,594
5.00%, 7/1/32	1,500	1,535,100
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,705	1,705,818
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	263,478
4.00%, 1/1/26	240	256,231
5.00%, 1/1/27	565	637,117
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,395,756
5.00%, 5/15/26	1,000	1,131,270
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26(4)	300	318,876
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	355	400,475
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	550	578,891
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27	2,000	2,010,140
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	221,584
Santa Fe, NM, (El Castillo Retirement Residences):
2.25%, 5/15/24	600	600,474
2.625%, 5/15/25	1,000	1,001,020

Security	Principal Amount (000’s omitted)	Value
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	$685	$708,687
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/22	500	504,200
5.00%, 4/1/23	1,365	1,422,480
5.00%, 4/1/24	1,450	1,557,416
5.00%, 4/1/25	1,510	1,663,069
5.00%, 4/1/26	1,595	1,755,553
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	211,362
4.00%, 11/15/25	275	294,709
5.00%, 11/15/27	300	343,302
5.00%, 11/15/29	115	133,088
5.00%, 11/15/30	180	207,241
St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):
4.00%, 12/15/22	110	112,955
4.00%, 12/15/23	110	115,756
4.00%, 12/15/24	145	155,716
4.00%, 12/15/25	180	196,603
4.00%, 12/15/26	185	204,734
4.00%, 12/15/27	215	240,660
4.00%, 12/15/28	200	225,822
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,144,444
5.00%, 9/1/24	1,490	1,636,854
5.00%, 9/1/25	1,615	1,827,163
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	249,257
4.00%, 12/1/24	245	266,972
4.00%, 12/1/25	250	278,878
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	731,011
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,956,668
4.00%, 12/1/24	225	242,012
4.00%, 12/1/25	275	301,219
4.00%, 12/1/26	240	266,602
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	10	10,004
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	247,475
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,158,460
Washington County, MD, (Diakon Lutheran Social Ministries):
5.00%, 1/1/23	365	381,038
5.00%, 1/1/24	350	380,223
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,308,248
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	200	203,110

Security	Principal Amount (000’s omitted)	Value
Washington Housing Finance Commission, (Transforming Age):
2.375%, 1/1/26(1)	$2,490	$2,492,017
5.00%, 1/1/24(1)	180	192,168
5.00%, 1/1/25(1)	385	423,088
5.00%, 1/1/26(1)	400	451,228
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/22	200	201,732
3.00%, 8/1/23	100	102,246
3.00%, 8/1/24	100	103,440
3.00%, 8/1/25	100	104,348
3.00%, 8/1/26	250	261,833
3.00%, 8/1/27	425	442,540
3.125%, 8/1/28	650	676,312
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	50	50,880
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):
4.00%, 9/15/22	200	205,224
Prerefunded to 9/15/23, 4.00%, 9/15/24	365	387,499
Series 2015B, 4.00%, 9/15/23	100	102,541
Series 2018A, 4.00%, 9/15/23	250	265,410

		$86,863,576

Special Tax Revenue — 4.3%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27(4)	$550	$646,855
5.00%, 5/1/28(4)	575	689,339
5.00%, 5/1/29(4)	600	732,006
5.00%, 5/1/30(4)	650	804,726
5.00%, 5/1/31(4)	675	848,833
Baltimore, MD, (Harbor Point):
2.65%, 6/1/22(1)	200	200,832
2.70%, 6/1/23(1)	285	288,984
2.80%, 6/1/25(1)	125	129,071
2.85%, 6/1/26(1)	135	140,630
2.95%, 6/1/27(1)	175	183,663
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	250	280,088
5.00%, 12/1/26	330	377,108
5.00%, 12/1/27	420	487,481
5.00%, 12/1/28	425	500,306
5.00%, 12/1/29	400	476,104
5.00%, 12/1/30	680	803,753
5.00%, 12/1/31	785	923,191
5.00%, 12/1/32	660	773,190
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/23	200	208,952
4.00%, 4/1/24	225	242,764
4.00%, 4/1/25	335	371,441
4.00%, 4/1/26	275	312,323
5.00%, 4/1/27	200	242,252
5.00%, 4/1/28	450	556,781

Security	Principal Amount (000’s omitted)	Value
Illinois Sports Facilities Authority:
5.00%, 6/15/22	$315	$320,787
5.00%, 6/15/23	250	264,450
Illinois, Sales Tax Revenue:
5.00%, 6/15/22	945	965,100
5.00%, 6/15/23	925	985,217
Jacksonville, FL, Special Revenue:
5.00%, 10/1/27	1,000	1,231,880
5.00%, 10/1/29	1,750	2,247,525
5.00%, 10/1/31	3,550	4,754,905
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	231,777
Sales Tax Securitization Corp., IL:
5.00%, 1/1/23	650	680,615
5.00%, 1/1/30	2,000	2,572,500
Series 2018C, 5.00%, 1/1/29	1,525	1,922,125
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.06%, 4/1/38(3)	20,000	20,000,000
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	870	883,093
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	970	965,441

		$49,246,088

Student Loan — 1.1%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$779,438
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	3,400	3,457,970
(AMT), 5.00%, 7/1/23	1,000	1,064,110
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,861,953
Rhode Island Student Loan Authority:
(AMT), 5.00%, 12/1/23	600	649,722
(AMT), 5.00%, 12/1/23	1,250	1,353,587

		$12,166,780

Transportation — 12.6%
Atlanta, GA, Airport Revenue:
5.00%, 7/1/26	$2,000	$2,383,440
(AMT), 5.00%, 7/1/28	1,325	1,649,188
(AMT), 5.00%, 7/1/30	1,315	1,703,241
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	1,550	1,950,086
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/28	1,400	1,742,538
Chicago, IL, (Midway International Airport), (AMT), (SPA: Barclays Bank PLC), 0.15%, 1/1/44(3)	10,000	10,000,000
Chicago, IL, (O’Hare International Airport):
5.00%, 1/1/30	5,000	6,431,250
5.00%, 1/1/31	5,440	6,958,467
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/26	2,900	3,481,798
5.00%, 11/1/27	1,100	1,356,520
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,623,750
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,098,230

Security	Principal Amount (000’s omitted)	Value
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	$1,600	$1,678,656
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	5,771,385
Houston, TX, Airport System Revenue:
(AMT), 5.00%, 7/1/29	1,700	2,151,350
(AMT), 5.00%, 7/1/30	1,250	1,610,925
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/29	16,000	20,304,640
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,567,660
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,561,400
New Jersey Transportation Trust Fund Authority:
0.00%, 12/15/24	200	194,288
5.00%, 6/15/23	1,000	1,066,340
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/23	1,500	1,632,810
5.00%, 12/15/24	2,000	2,256,680
Norfolk Airport Authority, VA, 5.00%, 7/1/29	500	636,850
North Texas Tollway Authority, 4.00%, 1/1/32	2,000	2,454,340
Pennsylvania Turnpike Commission:
0.70%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,005,940
5.00%, 12/1/30	1,100	1,443,035
5.00%, 12/1/31	1,500	2,002,935
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/26	3,650	4,301,853
(AMT), 5.00%, 7/1/28	5,350	6,628,703
Port Authority of New York and New Jersey, (AMT), 3.00%, 10/1/28	2,290	2,562,167
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,247,620
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/29	3,500	4,426,415
(AMT), 5.00%, 7/1/30	2,750	3,544,035
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (LOC: Barclays Bank PLC), 0.07%, 5/1/58(3)	20,000	20,000,000
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/22	1,585	1,585,000
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,173,975

		$144,187,510

Water and Sewer — 0.8%
Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28	$3,190	$4,090,378
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	615	743,338
Metropolitan Water District of Southern California, 0.24%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(2)	4,875	4,873,147

		$9,706,863

Total Tax-Exempt Municipal Obligations — 88.9% (identified cost $998,777,044)		$1,017,128,799

Taxable Municipal Obligations — 7.0%

Security	Principal Amount (000’s omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,589,431
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	317,306
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	1,500	1,494,120

		$5,400,857

Escrowed/Prerefunded — 0.3%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$2,990	$3,106,251

		$3,106,251

General Obligations — 0.9%
Cecil County, MD, 1.20%, 11/1/27	$3,270	$3,210,682
Chicago, IL, 7.75%, 1/1/42	2,659	3,028,601
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	579,097
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	3,263,450

		$10,081,830

Hospital — 0.5%
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$247,465
1.75%, 8/1/26	250	246,543
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	816,964
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,380	1,397,222
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,401,263
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,749,650

		$5,859,107

Insured-General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$604,829
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	509,380

		$1,114,209

Insured-Hospital — 0.0%(5)
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$380,314

		$380,314

Insured-Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$538,554
(AGM), 1.573%, 8/15/27	500	491,965
(AGM), 1.743%, 8/15/28	750	738,480
(AGM), 1.924%, 8/15/29	1,535	1,515,782

		$3,284,781

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$4,763,237

		$4,763,237

Lease Revenue/Certificates of Participation — 0.5%
Golden State Tobacco Securitization Corp., CA, 1.40%, 6/1/25	$6,350	$6,325,235

		$6,325,235

Other Revenue — 1.2%
Golden State Tobacco Securitization Corp., CA:
1.237%, 6/1/22	$5,725	$5,730,324
1.337%, 6/1/23	7,600	7,615,808

		$13,346,132

Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$503,681
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,305	1,302,456
Vermont Economic Development Authority, (Wake Robin Corp.), 2.00%, 5/1/22	715	714,485

		$2,520,622

Special Tax Revenue — 1.3%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,500	$2,468,950
1.453%, 6/15/26	3,000	2,945,310
New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	4,210	4,153,375
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	336,353
Utah Transit Authority, Sales Tax Revenue, Green Bonds, 1.411%, 12/15/26	5,000	4,982,800

		$14,886,788

Transportation — 0.8%
Alabama Federal Aid Highway Finance Authority, 1.268%, 9/1/26	$5,000	$4,959,400
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	1,150	1,149,321
San Diego County Regional Airport Authority, CA, 1.081%, 7/1/24	2,500	2,506,625

		$8,615,346

Total Taxable Municipal Obligations — 7.0% (identified cost $79,425,559)		$79,684,709

Total Investments — 97.6% (identified cost $1,096,417,212)		$1,116,372,832

Other Assets, Less Liabilities — 2.4%		$27,502,704

Net Assets — 100.0%		$1,143,875,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	10.5%
Others, representing less than 10% individually	87.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 5.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 2.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $72,357,359 or 6.3% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(4)	When-issued/delayed delivery security.

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,161,752	$—	$17,161,752
Tax-Exempt Mortgage-Backed Securities	—	2,397,572	—	2,397,572
Tax-Exempt Municipal Obligations	—	1,017,128,799	—	1,017,128,799
Taxable Municipal Obligations	—	79,684,709	—	79,684,709
Total Investments	$—	$1,116,372,832	$—	$1,116,372,832

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.